Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Comm. Social Resp.	Total Payments
Total	$ 29,760	$ 1,690	$ 4,340	$ 650	$ 36,440
Coeur Alaska, Inc. [Member] | Kensington [Member]
Total			100		100
Coeur Mining, Inc. [Member] | Kensington [Member]
Total			130		130
Coeur Mining, Inc. [Member] | Rochester [Member]
Total			300		300
Coeur Mining, Inc. [Member] | Wharf [Member]
Total			20		20
Coeur Mexicana, S.A. de C.V. [Member] | Palmarejo [Member]
Total	$ 29,760	$ 1,690	3,490	550	35,490
Coeur Silvertip Holdings Ltd [Member] | Silvertip [Member]
Total			$ 300	$ 100	$ 400